Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances with banks	R$ 137,031,197	R$ 146,614,670
Financial assets measured at fair value through profit or loss	547,789,769	371,883,348
Financial assets measured at fair value through other comprehensive income	138,998,105	156,292,584
Financial assets at amortized cost	1,312,915,509	1,216,802,612
- Loans and advances to financial institutions, net of provision for expected credit losses	235,485,054	196,233,298
- Loans and advances to customers, net of provision for expected credit losses	744,457,062	672,382,105
- Securities, net of provision for expected credit losses	259,546,571	266,991,967
- Other financial assets	73,426,822	81,195,242
Non-current assets held for sale and discontinued operations	3,757,502	3,494,950
Investments in associates and joint ventures	13,283,440	11,029,012
Property and equipment	9,405,491	10,220,444
Intangible assets and goodwill	25,739,659	23,749,208
Current income and other tax assets	12,884,446	11,764,176
Deferred income tax assets	111,237,606	101,808,543
Other assets	17,284,492	15,824,815
Total assets	2,330,327,216	2,069,484,362
Financial liabilities at amortized cost
- Deposits from banks	427,099,494	361,818,310
- Deposits from customers	721,274,151	644,338,463
- Securities issued	306,260,682	257,977,344
- Subordinated debt	54,714,526	57,458,927
- Other financial liabilities	117,391,205	101,086,011
Financial liabilities measured at fair value through profit or loss	18,268,330	16,240,611
Other financial instruments with credit risk exposure
- Loan Commitments	1,815,386	2,447,791
- Financial guarantees	1,266,804	1,257,645
Insurance contract liabilities	419,715,476	378,792,820
Other provisions	20,563,201	20,033,774
Current income tax liabilities	2,003,486	2,043,616
Deferred income tax liabilities	1,895,931	1,664,666
Other liabilities	59,109,914	55,381,892
Total liabilities	2,151,378,586	1,900,541,870
Equity
Capital	87,100,000	87,100,000
Treasury shares	(168,625)	(568,728)
Capital reserves	35,973	35,973
Profit reserves	90,644,101	84,532,203
Additional paid-in capital	70,496	70,496
Accumulated other comprehensive income/(loss)	804,043	(250,645)
Retained (losses)	(70,835)	(2,509,646)
Equity attributable to shareholders of the parent	178,415,153	168,409,653
Non-controlling interests	533,477	532,839
Total equity	178,948,630	168,942,492
Total equity and liabilities	R$ 2,330,327,216	R$ 2,069,484,362